Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual)
Deferred tax asset net operating loss carry forwards	$ 951,000		$ 378,000	$ 21,000
Operating loss carry forwards expiration period	Dec. 31, 2032
Federal depository insurance coverage	$ 250,000
Number of shares classified to temporary equity	5,053,083		6,180,953	6,283,617
Temporary equity, redemption price per share	$ 10.00		$ 10.00
Income taxes, interest rate	35.00%
Operating loss carryforwards net	$ 108,000
Common stock, shares authorized	29,000,000	29,000,000	29,000,000
Common stock, shares outstanding	3,642,084	3,642,084	3,569,047	3,747,633
Net tangible assets required	$ 5,000,001
Tax obligations [Member]
Summary of Significant Accounting Policies (Textual)
Common stock, shares authorized	80,000
Common stock, shares outstanding	80,000